INCOME TAXES (Provision for Income Taxes by Tax Jurisdiction and Domestic and Foreign Earnings before Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Current
Federal	$ 247	$ 245	$ 197
State	34	23	12
Foreign	45	19	45
Total current	326	287	254
Deferred
Federal	(19)	(1)	(4)
State	2	(2)	1
Foreign	(4)	(5)	(8)
Total deferred	(21)	(8)	(11)
Total	305	279	243
Earnings from continuing operations before income taxes
United States	754	724	649
Foreign	130	128	129
Earnings from continuing operations before income taxes	$ 884	$ 852	$ 778